Share based payment arrangements	3 Months Ended
Mar. 31, 2023
Share based payment arrangements
Share based payment arrangements

3. Share based payment arrangements

Option Plan 2017

On April 7, 2017, voxeljet AG established a share option plan (Option Plan 2017) that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under the share option plan are 372,000. 279,000 options (75%, tranche 1) were granted on April 7, 2017. 93,000 options (25%, tranche 2) were granted on April 12, 2018.

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) of which both conditions must be met. The options from tranche 1 and tranche 2 have an expiration date of April 7, 2027 and April 12, 2028, respectively.

In order to avoid insider trading, there are defined trading windows during which the options can be exercised. When those trading windows are closed, the exercise of options is not possible.

The fair value of the employee share option plan has been measured for tranches 1 and 2 using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair value at grant date are as follows:

Option Plan 2017
	Tranche 1	Tranche 2

Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as of the grant date. As of March 31, 2023 265,050 options are exercisable and 353,400 options are outstanding. The weighted-average contractual life of the options at March 31, 2023 amounts to 4.3 years (March 31, 2022: 5.3 years).

The expenses recognized in the profit and loss statement related to Option Plan 2017 totaled kEUR 0 in the three months ended March 31, 2023 (three months ended March 31, 2022: kEUR 43).

Option Plan 2022

On November 21, 2022, voxeljet AG established a second share option plan (Option Plan 2022) that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under this share option plan are 330,671. 330,669 options were granted on November 23, 2022. The remaining two options will not be granted.

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) of which both conditions must be met. The options have an expiration date of November 23, 2032.

In order to avoid insider trading, there are defined trading windows during which the options can be exercised. When those trading windows are closed, the exercise of options is not possible.

The fair value of the employee share option plan has been measured using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair value at grant date are as follows:

Option Plan 2022
Parameter
Share price at grant date	USD 3.04
Exercise price	USD 3.04
Expected volatility	66.80%
Expected dividends	--
Risk-free interest rate	3.68%
Fair value at grant date	USD 1.90

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as at the grant date. As at March 31, 2023, 0 options are exercisable and 330,669 options are outstanding. The weighted-average contractual life of outstanding options at March 31, 2023 amounts to 9.7 years.

The expense recognized in the statement of comprehensive loss related to Option Plan 2022 totaled kEUR 37 in the three months ended March 31, 2023.